Borrowings - Schedule of Detailed Information About Borrowings (Parenthetical) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 40,998	£ 37,784
Eurobonds Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 984	£ 0
Borrowings, interest rate basis	3M EURIBOR + 50bps